Subsequent Events (Details Narrative)											3 Months Ended			12 Months Ended
	Mar. 05, 2021 USD ($) $ / shares	Feb. 17, 2021 USD ($) d	Feb. 08, 2021 USD ($) shares	Feb. 01, 2021 USD ($) shares	Jan. 22, 2021 USD ($) $ / shares	Jan. 19, 2021 USD ($)	Dec. 16, 2020 USD ($)	Apr. 30, 2020 USD ($)	Mar. 06, 2020 USD ($)	Jan. 16, 2020 USD ($)	Dec. 31, 2020 shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Nov. 19, 2020 USD ($)	Oct. 11, 2019 USD ($) $ / shares
Proceeds from note												$ 805,000	$ 1,422,000	$ 1,839,888	$ 196,500
Repayments of note												$ 20,750
Noteholder C [Member]
Debt instrument face amount																$ 290,000
Debt instrument, maturity date												Dec. 29, 2102
Debt interest rate																6.00%
Noteholder C [Member] | Securities Purchase Agreement [Member]
Debt instrument face amount																	$ 2,000,000
Debt interest rate																	24.00%
Proceeds from note								$ 75,000	$ 125,000	$ 351,000			$ 1,450,000
Debt conversion price per share | $ / shares																	$ 0.1587
Noteholder D [Member]
Interest expense							$ 28,818
Stock issued during the period, shares | shares											5,525,000
Subsequent Event [Member] | Noteholder C [Member] | Securities Purchase Agreement [Member]
Debt instrument, maturity date				Jan. 31, 2022
Debt interest rate				12.00%
Debt instrument, interest rate terms				As part of the amendment, the interest rate was reduced to 12%, the default interest rate was reduced to 18%, the maturity of the note was extended through January 31, 2022, and the conversion rate was changed to $0.054 per share.
Stock issued during the period, shares | shares				12,000,000
Value of issued common stock				$ 1,200
Subsequent Event [Member] | Noteholder D [Member]
Converting debt amount			$ 96,810
Number of converted shares | shares			1,383,000
Subsequent Event [Member] | Promissory Note [Member]
Debt instrument face amount						$ 64,500
Debt instrument, maturity date						Feb. 19, 2021
Debt interest rate						24.00%
Repayments of note					$ 64,500
Subsequent Event [Member] | Promissory Note [Member] | Noteholder B [Member]
Debt instrument face amount		$ 250,000
Debt instrument, maturity date		Feb. 17, 2022
Debt interest rate		12.00%
Debt instrument, convertible description		The note is convertible into common shares of the Company at a 40% discount to the 10 day average closing price of the Company's common stock with a floor of $0.06 per share.
Debt convertible percentage		0.40
Debt trading days | d		10
Subsequent Event [Member] | 12% Senior Secured Convertible Promissory Note [Member]
Debt instrument face amount	$ 300,000				$ 1,250,000
Debt instrument, maturity date	Mar. 04, 2022				Jan. 21, 2022
Debt interest rate	12.00%				12.00%
Proceeds from note	$ 246,000				$ 176,984
Interest expense					1,250
Legal fees	$ 54,000				$ 15,040
Debt instrument, convertible description	The note becomes convertible six months after issuance, or October 4, 2021, at $0.054 per share.				The note becomes convertible six months after issuance, or July 22, 2021, at $0.054 per share.
Debt conversion price per share | $ / shares	$ 0.054				$ 0.054
Subsequent Event [Member] | 12% Senior Secured Convertible Promissory Note [Member] | Noteholder C [Member]
Repayments of note					$ 992,226